SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 – SUBSEQUENT EVENTS:

On January 26, 2016 the Company issued 1,000,000 shares of Common Stock of the Company to a consultant in consideration of $20,000 for financial consulting services.

In February 2016, the Company conducted an offering (the “Offering”) consisting of (a) up to USD $1,925,000 of the Company’s shares of common stock, par value $0.001 per share (“Common Stock”), priced at the closing price for shares of Common Stock, as reported on the OTCQB Venture Marketplace, on the trading day prior to the closing of the Offering, and (b) 5-year warrants to purchase shares of Common Stock in an amount equal to 50% of the number of shares of Common Stock so purchased by the subscriber (the “Warrants”, together with the shares of Common Stock subscribed for, the “Securities”).

The Securities have been offered pursuant to subscription agreements with each investor (the “Subscription Agreement”). In addition to other customary provisions, each Subscription Agreement provides that the Company will use its reasonable commercial efforts to register all shares of Common Stock sold in the Offering, including all shares of Common Stock underlying the Warrants, within 60 days of the closing of the Offering. The Warrants are exercisable for 5 years from the date of issuance at $0.10 per share, include an option by which the holder may exercise the Warrant by means of a cashless exercise, and include customary weighted-average price adjustment and anti-dilution terms.

On February 15, 2016, the Company completed the only closing of the Offering, representing aggregate gross proceeds to the Company of USD $1,925,000. In connection with the closing, the Company and subscribers entered into (a) Subscription Agreements for, in the aggregate, 35,000,000 shares of Common Stock at $0.055 per share, and (b) Warrants to purchase, in the aggregate, up to 17,500,000 shares of Common Stock at an exercise price of $0.10 per share.

The Company engaged Maxim Group LLC (“Maxim”) to assist in the Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, Maxim received commissions equal to 7% of the gross proceeds raised by Maxim in the Offering, as well as common stock purchase warrants for a number of securities equal to 8% of the total amount of securities sold in the Offering, at a price per share equal to 110% of the price of the securities paid by investors in the Offering.

NOTE 10 – SUBSEQUENT EVENTS

On October 25, 2016, the Company completed a private placement of its securities to JMJ Financial, an accredited investor. Pursuant to the financing, the Company entered into a Securities Purchase Agreement with the investor thereby agreeing to issue shares of Common Stock, notes, and warrants to purchase shares of Common Stock, in exchange for USD $500,000 paid at closing and an additional USD $250,000 in guaranteed financing upon the achievement of certain milestones, as well as up to an additional USD $250,000 in financing upon the mutual agreement of the Investor and the Company.

Pursuant to the terms of such financing, the Company agreed to issue to the investor (i) restricted shares of Common Stock equal to twenty-five percent (25%) of the note principal paid to the Company by the Investor, subject to certain adjustments, (ii) a six (6) month promissory note covering the note principal plus an amount equal to approximately five percent (5%) of the actual note principal, in total USD $1,053,000, and (iii) a five (5) year warrant to purchase 6,666,666 shares of Common Stock with an aggregate exercise amount of USD $500,000.

On November 18, 2016, the Charlotte, NC Waste to Energy Anaerobic Digester 5.2 MW Plant (the “Facility”) commenced commercial operations and started to provide its output to Duke Energy pursuant to the power purchase agreement with Duke Energy. The Facility will now enter the mechanical completion and ramp-up phase of the project. The commencement of the commercial operations includes the gradual intake of waste from the Facility’s feedstock suppliers, increasing the parasitic load to the digesters, completing the waste-water-treatment resources and completing all other mechanical features needed for the Facility to operate at full capacity. The Company estimates that this project will be fully completed by the end of the first quarter of 2017.

NOTE 11 – SUBSEQUENT EVENTS:

On October 21, 2015 the Company issued 1,630,000 and 8,484,848 shares of common stock of the Company in respect of the April Borenstein Subscription Agreement and June Borenstein Subscription Agreement, respectively.

Italy Projects

In September 2014, the Company entered into a letter of intent to acquire Kinexia S.p.A.’s right, interest and title in, to and under four biogas projects in the Vigevano area in Italy. The letter of intent also provides for the purchase of three additional biogas projects in the Emillia-Romagna and Lazio regions upon the same principals set forth in the letter of intent and subject to definitive agreements.

After balance sheet date, on December 14, 2015, and pursuant to a Share Purchase Agreement, dated May 14, 2015 ( the “Share Purchase Agreement”), by and among the Company’s indirect wholly-owned subsidiary, Bluesphere Pavia (formerly called Bluesphere Italy S.r.l.) (“Bluesphere Pavia”), and Volteo Energie S.p.A., Agriholding S.r.l., and Overland S.r.l. (collectively, the “Sellers”), Bluesphere Pavia completed the acquisitions of one hundred percent (100%) of the share capital of Agricerere S.r.l., Agrielektra S.r.l., Agrisorse S.r.l. and Gefa S.r.l . (each, an “SPV” and collectively, the “SPVs”) from the Sellers. Each SPV owns and operates an anaerobic digestion biogas plant in Italy for the production and sale of electricity to Gestore del Servizi Energetici GSE, S.p.A., a state-owned company, pursuant to a power purchase agreement. Pursuant to the Italy Projects Agreement, the Company also issued a corporate guarantee to the Sellers, whereby the Company will secure the obligations of Bluesphere Pavia under the Italy Projects Agreement.

Pursuant to the Share Purchase Agreement, the Company paid an aggregate purchase price of $5,837,308 (€5,200,000) (the “Purchase Price”), subject to certain post-closing adjustments, to acquire the share capital of the SPVs. Fifty percent (50%) of the Purchase Price, adjusted for certain closing costs, was paid at closing, and the balance is due to the Sellers on the third anniversary of the closing date. The portion of the Purchase Price paid at closing was primarily financed by a loan of $3,255,422 (€2,900,000) pursuant to a Long Term Mezzanine Loan Agreement, dated August 18, 2015 (the “Loan Agreement”), by and among the Company, its wholly-owned subsidiary, Eastern Sphere Ltd. (“Eastern Sphere”), Eastern Sphere’s wholly-owned subsidiary, Bluesphere Italy, and Helios Italy Bio-Gas 1 L.P.

On August 18, 2015, the Company and two of its wholly-owned subsidiaries, Eastern Sphere Ltd. (“Eastern Sphere”) and BlueSphere Italy, entered into a Long Term Mezzanine Loan Agreement (the “Helios Loan Agreement”) with Helios Italy Bio-Gas 1 L.P. (“Helios”). Under the Helios Loan Agreement, Helios will make up to $5,612,796 (€5,000,000) available to Bluesphere Pavia (the “Helios Loan”) to finance (a) ninety percent (90%) of the total required investment of the first four SVPs acquired, (b) eighty percent (80%) of the total required investment of up to three SVPs subsequently acquired, (c) certain broker fees incurred in connection with the acquisitions, and (d) any taxes associated with registration of an equity pledge agreement (as described below). Each financing of an SVP acquisition will be subject to specified conditions precedent and will constitute a separate loan under the Helios Loan Agreement. Helios may, within 90 days of a closing, require repayment of ten percent (10%) of the relevant loan and broker fees. If no such repayment is required, Helios may reduce the amount of its commitment to finance the acquisitions of the three additional SVPs to seventy to eighty percent (70-80%) of the total required investment. Helios’s commitment to provide any loan under the Helios Loan Agreement that is not utilized by June 30, 2016 will automatically cancel, unless extended in writing by Helios.

Subject to specified terms, representations and warranties, the Helios Loan Agreement provides that each loan thereunder will accrue interest at a rate of 14.5% per annum, paid quarterly. Helios will also be entitled to an annual operation fee, paid quarterly. The final payment for each loan will become due no later than the earlier of (a) thirteen and one half years from the date such loan was made available to Bluesphere Italy, and (b) the date that the Feed in Tariff license granted to the relevant SVP expires. Pursuant to the Helios Loan Agreement and an equity pledge agreement, Eastern Sphere pledged all its shares in Bluesphere Pavia to secure all loan amounts utilized under the Helios Loan Agreement.

The Company also entered into a no-interest bearing promissory note, dated December 8, 2015 (the “Palas Promissory Note”), with R.S. Palas Management Ltd. to finance a small portion of the Purchase Price. The Palas Promissory Note is for an amount of $132,462 (€118,000) and is due and payable, without interest or premium, on December 31, 2015. The payee under the Palas Promissory Note, R.S. Palas Management Ltd., is an entity owned and controlled by Shlomi Palas, the Company’s President and Chief Executive Officer and a member of its Board of Directors.

In accordance with a Framework EBITDA Guarantee Agreement, dated July 17, 2015 (the “EBITDA Agreement”), between the Company and Austep S.p.A. (“Austep”), Austep will operate, maintain and supervise each biogas plant owned by the SPVs. In addition, Austep will guarantee a monthly aggregate EBITDA of $211,041 (€188,000) from the four SPVs for the initial six months following the acquisition, and thereafter Austep will guarantee an annual aggregate EBITDA of $4,220,823 (€3,760,000) from the four SPVs. Pursuant to the terms of the agreements with Austep, the Company will receive the guaranteed levels of EBITDA and Austep will receive any revenue in excess of these levels.

Senior Debentures offering

Beginning in November 2015, the Company conducted an offering (the “Offering”) of up to $3,000,000 of the Company's Senior Debentures (the “Debentures”) and Warrants (the “Warrants”, together with the “Debentures”, the “Securities”) to purchase up to 8,000,000 shares of common stock of the Company, par value $0.001 per share, in proportion pro rata to each Subscriber’s subscription amount relative to the total Offering amount, with 50% of the shares exercisable at a price per share of $0.05 and the other 50% of the shares exercisable at price per share of $0.075.

The Debentures will bear interest at 11%, paid quarterly, and will mature in two years. The Debentures are secured by a pledge agreement between the Company and each investor, whereby the Company pledged as collateral up to 49% of its shares of common stock in Eastern Sphere, Ltd., our wholly-owned subsidiary (the “Pledge Agreement”). The Pledge Agreement further provides that the Company's obligations under the Debentures rank senior to all other indebtedness of Blue Sphere Corporation, but are subordinate to all indebtedness and liabilities of its subsidiaries and project-level operating entities. The Warrants are exercisable for 5 years from the date of issuance, with 50% exercisable at $0.05 per share and 50% exercisable at $0.075 per share

The Securities are being offered pursuant to subscription agreements with each investor (the “Subscription Agreement”). Pursuant to the Subscription Agreements, the investors in the Offering shall have the right to collectively designate one observer or member to the Company’s Board of Directors.

On December 23, 2015, the Company completed the only closing of the Offering and entered into Subscription Agreements with investors representing aggregate gross proceeds to the Company of $3,000,000.

The Company engaged Maxim Group LLC (“Maxim”) to assist in the Offering. Pursuant to the terms of an engagement letter between Maxim and the Company, Maxim received commissions equal to 7% of the gross proceeds raised by Maxim in the Offering, as well as common stock purchase warrants for a number of securities equal to 8% of the total amount of securities sold in the Offering, at a price per share equal to 110% of the price of the securities paid by investors in the Offering.